Note 12 - Right-of-use Assets, Net and Lease Liabilities - Evolution of Lease Liability (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Opening net book amount		$ 117,285	$ 257,343
Translation differences		(3,922)	(11,350)
Additions		56,459	22,261
Cancellations	[1]	(5,207)	(103,329)
Repayments	[2]	(55,874)	(50,998)
Interest accrued		3,436	3,358
Ending net book amount		$ 112,177	$ 117,285

[1]	For 2021, includes $95.8 million related to NKKTubes lease agreement re-measurement due to joint venture termination.
[2]	For 2022 includes repayments of $52.4 million in capital and $3.5 million of interest, and for 2021 includes repayments of $48.5 million in capital and $2.5 million of interest.